Income (Loss) Per Share - Reconciliation of Diluted Income (Loss) per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Net income (loss) from continuing operations attributable to Aurora shareholders	$ (58,619)	$ 27,050
Net income (loss) from discontinued operations attributable to Aurora shareholders	(63,141)	(24,782)
Net income (loss) attributable to Aurora shareholders	$ (121,760)	$ 2,268
Weighted average number of Common Shares outstanding (in shares)	56,713,750	54,832,794
Dilutive shares outstanding
RSUs (in shares)	468,954	414,047
PSUs (in shares)	90,947	320,164
DSUs (in shares)	28,555	56,755
Dilutive shares outstanding	588,456	790,966
Weighted average diluted Common Shares (in shares)	57,302,206	55,623,760
Diluted income (loss) per share, continuing operations (in CAD per share)	$ (1.03)	$ 0.49	[1]
Diluted income (loss) per share, discontinued operations (in CAD per share)	(1.11)	(0.45)	[1]
Diluted income (loss) per share (in CAD per share)	$ (2.14)	$ 0.04	[1]

[1]	Adjusted for discontinued operations (Note 6).